Drexel Hamilton Mutual Funds

45 Rockefeller Plaza, Suite 2000

New York, NY 10111

January 28, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Drexel Hamilton Mutual Funds (the “Registrant”)

File Nos. 333-173306, 811-22545

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement to the Prospectus, dated January 14, 2013.

If you have any questions concerning the foregoing, please contact me at 855.298.4236.

Sincerely,

/s/ Andrew Bang
Andrew Bang
President